Deferred tax	12 Months Ended
Dec. 31, 2021
Deferred tax
Deferred tax
24.	Deferred tax

Deferred tax assets

	Balance 12/31/2020	Additions	DTA Allowance	Balance 12/31/2021
	€	€	€	€
Tax Credit	1,876,901	13,071,131	—	14,948,032
Valuation Allowance	(1,876,901)	—	(13,071,131)	(14,948,032)
Balance at December 31,	—	13,071,131	(13,071,131)	—

	Balance		DTA	Balance
	12/31/2019	Additions	Allowance	12/31/2020
	€	€	€	€
Tax Credit	968,065	908,836	—	1,876,901
Valuation Allowance	(968,065)	—	(908,836)	(1,876,901)
Balance at December 31,	—	908,836	(908,836)	—

Deferred tax assets were recognized in respect of the income tax losses in Malta of €37,346,089 and €2,596,673 for the years 2021 and 2020 respectively. The income tax losses in Malta can be carried forward indefinitely for set-off against income of subsequent years.

24.	Deferred tax (continued)

The Group assesses the recoverability of deferred tax assets based on the future activities carried out by the different companies, on tax regulations in the different countries in which these companies operate, and on the strategic decisions affecting the companies.

Deferred tax assets of €14,948,032 in relation to various Maltese entities were assessed less than probable that will be utilized against future taxable profits. As a result, the Group recognized a valuation allowance for these losses against the deferred tax asset.